Summarized Financial Information for Linn Energy, LLC (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Revenues and other	$ 369,060	$ 604,701
Expenses	(481,407)	(578,170)
Other income and (expense)	(102,002)	(85,464)
Income tax benefit	(7,536)	1,697
Net loss	(221,885)	(57,236)
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets	799,481	811,428
Noncurrent assets	10,420,344	10,639,810
Total assets	11,219,825	11,451,238
Equity Method Investment, Summarized Financial Information, Liabilities [Abstract]
Current liabilities	816,854	823,132
Noncurrent liabilities	6,357,535	6,200,926
Equity Method Investment Summarized Financial Information, Equity [Abstract]
Unitholders' capital	$ 4,045,436	$ 4,427,180